Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 174	¥ 116
Debt securities issued by SPEs with an initial fair value	1,308	1,785
Cash inflows from third parties on the sale of debt securities	991	1,065
Cumulative balance of financial assets transferred to SPEs	4,488	4,918
Retained interests	138	288
Interests held in SPEs	¥ 20	¥ 64